Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS:
Cash	$ 24,476	$ 4,067	$ 2,255
GST tax receivable	4,543	2,342	4,341
Prepaid expenses and other current assets	25,207	8,621
TOTAL CURRENT ASSETS	54,226	15,030	6,596
Security deposit - related party	2,042	2,075	2,250
Operating lease right-of-use assets, net - related party	50,671	62,523
Property and equipment, net	1,083	2,023	4,255
TOTAL ASSETS	108,022	81,651	13,101
CURRENT LIABILITIES:
Accounts payable	914,491	943,023	1,002,335
Accrued expenses and other payables	556,114	466,115	892,151
Accrued interest	59,733	57,822
Loan payable	65,280
Note payable, net of debt discount	72,404
Convertible notes and related accrued interest, net of discounts and premiums		984,260	624,583
Convertible notes, net of discounts and including premiums	633,740	926,438
Operating lease liability - related party, current portion	21,102	20,605
Embedded conversion option liabilities	10,623	151,262	54,220
Due to former director - related party	30,257	30,746	33,347
Loan from former director - related party	50,357	51,171	55,500
Employee benefit liability	578,453	415,799	418,538
TOTAL CURRENT LIABILITIES	2,992,554	3,062,981	3,080,674
NON-CURRENT LIABILITIES:
Operating lease liability - long-term portion - related party	30,885	42,319
TOTAL NON-CURRENT LIABILITIES	30,885	42,319
TOTAL LIABILITIES	3,023,439	3,105,300	3,080,674
Commitments and Contingencies (See Note 8)
STOCKHOLDERS’ DEFICIT:
Common stock, $0.001 par value; 10,000,000,000 shares authorized; 1,245,699,501 and 220,350,921 shares issued and outstanding as of December 31, 2022 and June 30, 2022, respectively	1,245,700	220,351	14,056
Common stock issuable (59 and 19,597,024 shares as of December 31, 2022 and June 30, 2022, respectively)		19,597
Additional paid-in capital	57,696,390	57,124,982	54,074,110
Subscription receivable		(23,758)
Accumulated other comprehensive income	1,253,133	1,234,549	1,085,204
Accumulated deficit	(63,069,163)	(61,557,893)	(58,199,466)
Treasury stock (1 share)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ DEFICIT	(2,915,417)	(3,023,649)	(3,067,573)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	108,022	81,651	13,101
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value	5,000	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value